Short-Term Loans (Details) - USD ($)	3 Months Ended
	Sep. 30, 2024	Dec. 30, 2020	Nov. 11, 2019
Short-Term Loans [Line Items]
Amount from loan agreement		$ 600,000	$ 50,000
Repayment to third party	$ 261,208
Third Party [Member]
Short-Term Loans [Line Items]
Amount from loan agreement		$ 600,000	$ 50,000
Repayment to third party	$ 30,000